Consolidated Statement of Comprehensive Income - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Consolidated Statements of Comprehensive Income [abstract]
Operating revenue	¥ 152,459,444	¥ 113,814,236	[1]	¥ 128,904,873	[1]
Tax and levies on operations	(1,376,312)	(1,177,818)		(1,157,760)
Operating expenses
Fuel	(92,737,304)	(56,617,542)		(59,242,367)
Maintenance	(4,347,723)	(4,343,349)		(4,556,361)
Depreciation	(20,180,830)	(14,815,620)		(14,411,632)
Labor	(10,590,084)	(8,043,406)		(7,751,551)
Service fees on transmission and transformer facilities of HIPDC	(95,894)	(138,038)		(140,771)
Purchase of electricity	(3,787,032)	(3,066,415)		(3,581,517)
Others	(10,160,875)	(7,234,308)		(8,919,988)
Total operating expenses	(141,899,742)	(94,258,678)		(98,604,187)
Profit from operations	9,183,390	18,377,740		29,142,926
Interest income	198,906	147,063		160,723
Financial expenses, net
Interest expense	(9,749,004)	(6,817,526)	[1]	(7,945,734)	[1]
Exchange gain/ (loss) and bank charges, net	144,359	(250,076)		(24,336)
Total financial expenses, net	(9,604,645)	(7,067,602)		(7,970,070)
Share of profits less losses of associates and joint ventures	425,215	1,298,889	[1]	1,525,975	[1]
Gain/ (loss) on fair value changes of financial assets/liabilities	856,786	(12,986)		(16,742)
Other investment income	1,742,081	1,070,034		115,238
Profit before income tax expense	2,801,733	13,813,138	[1]	22,958,050	[1]
Income tax expense	(1,217,526)	(3,465,151)	[1]	(5,698,943)	[1]
Net profit	1,584,207	10,347,987		17,259,107
Items that may be reclassified subsequently to profit or loss:
Fair value changes of available-for-sale financial assets	281,663	(148,041)		558,261
Gain on disposal of available-for-sale financial assets reclassified to profit or loss	(1,135,356)	(741,648)		0
Share of other comprehensive income/ (loss) of investees accounted for under the equity method	121,208	(180,572)		678,793
Effective portion of cash flow hedges	62,853	1,015,103		51,922
Translation differences of the financial statements of foreign operations	84,418	540,442		(133,116)
Other comprehensive (loss) /income, net of tax	(585,214)	485,284		1,155,860
Total comprehensive income	998,993	10,833,271		18,414,967
Net profit attributable to:
Equity holders of the Company	1,579,836	8,520,427		13,651,933
Non-controlling interests	4,371	1,827,560		3,607,174
Net profit	1,584,207	10,347,987		17,259,107
Total comprehensive income/ (loss) attributable to:
Equity holders of the Company	1,023,118	9,005,227		14,807,889
Non-controlling interests	(24,125)	1,828,044		3,607,078
Total comprehensive income	¥ 998,993	¥ 10,833,271		¥ 18,414,967
Earnings per share attributable to the equity holders of the Company (expressed in RMB per share)
Basic and diluted	¥ 0.10	¥ 0.56		¥ 0.94

[1]	Restated. The Company completed the acquisition of equity interests of four companies from Huaneng Group, see Note 40 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.